BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	24,051,844	21,541,909
Common stock, shares outstanding	24,051,844	21,541,909